Foreign Activities (Analysis of Certain Asset and Liability Accounts Related to Foreign Activities) (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Foreign Activities Disclosure [Line Items]
Cash and due from banks		¥ 3,353,236	¥ 3,689,228	¥ 3,619,253	¥ 3,230,409
Interest-earning deposits in other banks		37,364,698	20,500,676
Trading account assets		46,904,903	40,646,275
Investment securities		52,207,974	55,330,251
Loans-net of unearned income, unamortized premiums and deferred loan fees	[1]	118,265,202	110,276,411
Deposits		171,991,267	162,517,786
Funds borrowed:
Call money, funds purchased		3,668,986	3,417,455
Payables under repurchase agreements		20,728,205	21,268,072
Payables under securities lending transactions		8,205,349	5,520,718
Other short-term borrowings		11,545,807	11,106,071
Long-term debt		19,968,735	14,498,678
Trading account liabilities		17,029,385	11,981,978
Foreign [Member]
Foreign Activities Disclosure [Line Items]
Cash and due from banks		773,580	804,617
Interest-earning deposits in other banks		8,591,461	9,020,949
Total		9,365,041	9,825,566
Trading account assets		32,992,334	28,319,251
Investment securities		7,467,951	4,749,265
Loans-net of unearned income, unamortized premiums and deferred loan fees		48,404,292	39,763,643
Deposits		46,024,124	40,648,813
Funds borrowed:
Call money, funds purchased		315,156	201,606
Payables under repurchase agreements		9,228,209	8,995,939
Payables under securities lending transactions		47,852	96,202
Other short-term borrowings		4,830,626	3,698,004
Long-term debt		3,577,497	3,376,761
Total		17,999,340	16,368,512
Trading account liabilities		¥ 8,169,332	¥ 5,876,702

[1]	The above table includes loans held for sale of ¥46,635 million and ¥88,927 million at March 31, 2014 and 2015, respectively, which are carried at the lower of cost or estimated fair value.